9. Borrowed Funds (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Qualified collateral borrowing	$ 154,324,420	$ 94,744,189
Potential borrowing capacity	109,726,508	68,163,543
Letters of credit collateral deposits	59,850,000	21,225,000
Fees paid for issuance of letters of credit	$ 34,601	$ 25,967
Primary credit rate value	200 basis points	125 basis points
Line of credit with correspondent bank	$ 12,500,000	$ 12,500,000
FHLBB
Line of credit with correspondent bank	$ 500,000	$ 500,000